Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 17,234.88
Total Fee Amount	17,676.77
Total Transaction Valuation	127,999,763.20
Total Offset Amount	0.00
Net Fee	$ 441.89
Offering Table N/A
Offset Table N/A	N/A